Segment and Revenue by Geography and By Major Customer - Schedule of Supplemental Data - Major Customers (Details) - Customer Concentration Risk [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Customer A [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration percentage			33.00%		16.00%
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration percentage	11.00%	13.00%	13.00%	13.00%
Customer B [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration percentage			14.00%		15.00%
Customer C [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration percentage			4.00%		15.00%
Customer C [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration percentage	5.00%	10.00%	5.00%	9.00%
Customer D [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration percentage			13.00%		10.00%
Customer D [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration percentage	10.00%	5.00%	11.00%	8.00%
Customer E [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration percentage			0.00%		10.00%